Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2018
Statements of Financial Position:
Noncurrent assets	₱ 559,447	₱ 539,396
Current assets	63,828	70,123
Noncurrent liabilities	318,078	302,460
Current liabilities	188,462	196,673
Equity	116,735	110,386	₱ 113,961	₱ 127,465
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,783	33,690
Carrying value of investments in associates	18,981	16,618			₱ 1,664
Additional Information:
Cash and cash equivalents	10,011	16,177	₱ 25,211	₱ 23,907
Noncurrent financial liabilities	247,962	233,845
VTI, Bow Arken and Brightshare [Member]
Statements of Financial Position:
Noncurrent assets	77,849	78,046
Current assets	5,231	4,375
Noncurrent liabilities	9,475	9,186
Current liabilities	2,395	2,174
Equity	71,209	71,061
Carrying amount of assets in VTI, Bow Arken and Brightshare	33,675	33,649
Additional Information:
Cash and cash equivalents	3,010	2,387
Current financial liabilities	81	72
Satventures, Inc. [Member]
Statements of Financial Position:
Noncurrent assets	22,710	22,153
Current assets	8,578	7,974
Noncurrent liabilities	2,146	1,682
Current liabilities	13,787	12,976
Equity	15,355	15,469
Carrying value of investments in associates	9,186	9,260
Additional Information:
Cash and cash equivalents	588	797
Current financial liabilities	2,736	2,635
Noncurrent financial liabilities	1,210	469
MIH [Member]
Statements of Financial Position:
Noncurrent assets	7,241	4,309
Current assets	29,815	17,942
Noncurrent liabilities	798	190
Current liabilities	29,461	13,446
Equity	6,797	8,615
Carrying value of investments in associates	6,731	7,250
Additional Information:
Cash and cash equivalents	8,565	6,682
Current financial liabilities	₱ 29,274	₱ 13,317